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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2001


Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Shadwell Capital, LC
Address:      321 East Main Street
              Charlottesville, VA  22902


Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (434) 951-7595

Signature, Place, and Date of Signing:
/s/ Dan Oakey                           Charlottesville, VA    January 25, 2002
------------------------------------    -------------------    ----------------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 -----------

Form 13F Information Table Entry Total:                  36
                                                 -----------

Form 13F Information Table Value Total:            $121,952
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

None
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                                           FORM 13F INFORMATION TABLE - SHADWELL CAPITAL LC (QUARTER ENDED 12/31/2001)
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         COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
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                                                                                                  OTHER         VOTING AUTHORITY
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                               TITLE OF             VALUE     SHRS OR     SH/  PUT/   INVESTMENT  OTHER
NAME OF ISSUER                 CLASS     CUSIP      (X1000)   PRN         PRN  CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
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
AMER INTL GROUP INC            COMMON    026874107  5,288      66,600     SH          SOLE                   66,600
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AMERUS GROUP CO                COMMON    03072M108    620      17,300     SH          SOLE                   17,300
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ASSOCIATED BANC CORP           COMMON    045487105  1,585      44,900     SH          SOLE                   44,900
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BANKNORTH GROUP INC NEW        COMMON    06646R107  3,678     163,300     SH          SOLE                  163,300
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BERKSHIRE HATHAWAY             CLASS A   084670108  5,897          78     SH          SOLE                       78
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CNA FINCL. CORP.               COMMON    126117100  3,918     134,300     SH          SOLE                  134,300
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COMMERCE BANCSHARES INC        COMMON    200525103  6,101     156,485     SH          SOLE                  156,485
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COMPASS BANCSHARES INC         COMMON    20449H109  5,037     178,000     SH          SOLE                  178,000
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CULLEN FROST BANKERS INC       COMMON    229899109    896      29,000     SH          SOLE                   29,000
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DELPHI FINL GROUP INC          CLASS A   247131105  2,001      60,100     SH          SOLE                   60,100
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EATON VANCE CORP               COMMON    278265103  1,237      34,800     SH          SOLE                   34,800
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FIRST VIRGINIA BANKS INC       COMMON    337477103  5,330     105,000     SH          SOLE                  105,000
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FRONTIER FINANCIAL CORP        COMMON    35907K105    233       8,900     SH          SOLE                    8,900
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FULTON FINANCIAL CORPORATION   COMMON    360271100  3,057     140,046     SH          SOLE                  140,046
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GOLDEN STATE BANCORP INC       COMMON    381197102  4,158     159,000     SH          SOLE                  159,000
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M&T BANK CORP                  COMMON    55261F104  2,186      30,000     SH          SOLE                   30,000
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MARKEL CORP                    COMMON    570535104  5,264      29,300     SH          SOLE                   29,300
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MELLON FINANCIAL CORP          COMMON    58551A108  4,522     120,200     SH          SOLE                  120,200
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NATIONAL COMMERCE FINL CP      COMMON    63545P104  3,259     128,800     SH          SOLE                  128,800
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NEUBERGER BERMAN INC           COMMON    641234109  2,840      64,700     SH          SOLE                   64,700
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PNC FINL CORP                  COMMON    693475105  5,957     106,000     SH          SOLE                  106,000
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PRICE T ROWE GROUP INC         COMMON    74144T108  4,477     128,900     SH          SOLE                  128,900
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PROTECTIVE LIFE CORP           COMMON    743674103  2,609      90,200     SH          SOLE                   90,200
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REINSURANCE GROUP OF AMERICA   COMMON    759351109  4,639     139,400     SH          SOLE                  139,400
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SKY FINANCIAL GROUP INC        COMMON    83080P103  2,500     122,900     SH          SOLE                  122,900
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ST. PAUL COMPANIES INC         COMMON    792860108  1,719      39,100     SH          SOLE                   39,100
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SUNTRUST BANKS INC             COMMON    867914103  5,543      88,400     SH          SOLE                   88,400
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SYNOVUS FINANCIAL CORPORATION  COMMON    87161C105  5,220     208,400     SH          SOLE                  208,400
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THE MONY GROUP INC.            COMMON    615337102     48       1,400     SH          SOLE                    1,400
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TRUSTMARK CORP                 COMMON    898402102    906      37,400     SH          SOLE                   37,400
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UNITED BANKSHARES INC W V      COMMON    909907107  2,620      90,800     SH          SOLE                   90,800
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US BANCORP (DELAWARE)          COMMON    902973304  2,470     118,000     SH          SOLE                  118,000
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WACHOVIA CORP                  COMMON    929903102  4,924     157,000     SH          SOLE                  157,000
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WILMINGTON TRUST CORP.         COMMON    971807102  3,482      55,000     SH          SOLE                   55,000
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ZENITH NATIONAL INS CORP       COMMON    989390109  2,263      81,000     SH          SOLE                   81,000
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ZIONS BANCORP                  COMMON    989701107  5,468     104,000     SH          SOLE                  104,000
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